UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                   Date of reporting period: December 31, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

The Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "International Core Equity Portfolio"). The International Core Equity Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

The Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "International Small Cap Portfolio"). The International Small Cap Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY LARGE CAP CORE FUND

The Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). The Large Cap Core Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP GROWTH FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"). The Small Cap Growth Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP VALUE FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Small Cap Value Portfolio"). The Small Cap Value Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2006 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

             Schedule of Investments - December 31, 2005 (Unaudited)

-------------------------------------------------------------------------------------------------------------
Security                                                                        Shares           Value
-------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.2%
EQUITIES - 99.2%

Australia - 1.1%
ABC Learning Centres Ltd.                                                          27,992          $ 147,791
Excel Coal Ltd.                                                                    36,995            173,079
                                                                                          -------------------
                                                                                                     320,870
                                                                                          -------------------

Belgium - 1.5%
KBC Groupe                                                                          4,697            437,207
                                                                                          -------------------
Brazil - 5.2%
Brasil Telecom Participacoes SA                                                    15,167            566,487
Petroleo Brasileiro SA                                                             10,938            704,079
Tele Norte Leste Participacoes SA                                                  15,165            271,757
                                                                                          -------------------
                                                                                                   1,542,323
                                                                                          -------------------
Canada - 4.9%
Canadian Pacific Railway Ltd.                                                       5,104            213,808
Oncolytics Biotech, Inc. (a)                                                       93,674            421,324
Petro - Canada                                                                      7,959            319,305
Shoppers Drug Mart Corp.                                                            4,913            185,822
Talisman Energy, Inc.                                                               5,865            310,702
                                                                                          -------------------
                                                                                                   1,450,961
                                                                                          -------------------
France - 7.3%
Air Liquide                                                                         1,024            196,934
AXA SA                                                                             16,388            528,713
Sanofi-Synthelabo SA                                                                4,864            425,984
Societe Generale                                                                    2,682            329,794
Total SA                                                                            1,698            426,434
Vinci SA                                                                            3,326            285,974
                                                                                          -------------------
                                                                                                   2,193,833
                                                                                          -------------------
Germany - 11.1%
Allianz AG                                                                          2,806            424,876
Celesio AG                                                                          2,227            191,507
Comdirect Bank AG                                                                  14,998            141,291
DaimlerChrysler AG                                                                  7,400            377,816
Deutsche Boerse AG                                                                  4,151            425,244
Deutsche Postbank AG                                                                8,098            469,615
Deutsche Wohnen AG                                                                    912            210,797
Henkel KGaA                                                                         3,336            335,593
MLP AG                                                                              9,825            203,721
Praktiker Bau- und Heimwerkermaerkte AG (a)                                         7,088            127,927
Siemens AG                                                                          2,643            226,467
Tipp24 AG (a)                                                                       8,297            196,390
                                                                                          -------------------
                                                                                                   3,331,244
                                                                                          -------------------

Hong Kong - 1.0%
China Netcom Group Corp Hong Kong Ltd.                                            180,500            292,184
                                                                                          -------------------
India -  0.8%
Reliance Industries Ltd. 144A - GDR                                                 5,984            236,548
                                                                                          -------------------
Italy - 1.1%
UniCredito Italiano SpA                                                            49,179            337,579
                                                                                          -------------------
Japan - 21.2%
Asahi Breweries Ltd.                                                               16,700            203,759
East Japan Railway Co.                                                                 43            295,684
Fuji Television Network, Inc.                                                         172            433,135
Honda Motor Co., Ltd.                                                               6,200            353,790
Japan Tobacco, Inc.                                                                    26            379,176
Matsui Securities Co. Ltd.                                                         39,700            551,034
Mitsubishi Corp.                                                                   18,000            398,338
Mitsubishi UFJ Financial Group, Inc.                                                   56            759,708
Nikko Cordial Corp.                                                                34,000            538,511
Nippon Express Co., Ltd.                                                           40,000            243,853
Nisshin Fire and Marine Insurance Co., Ltd.                                        72,000            288,757
Promise Co., Ltd.                                                                   3,100            206,334
Secom Co. Ltd.                                                                      6,000            313,888
Toda Corp.                                                                         44,000            241,750
Toyota Motor Corp.                                                                 14,100            731,660
Yamato Holdings Co. Ltd.                                                           25,000            414,618
                                                                                          -------------------
                                                                                                   6,353,995
                                                                                          -------------------
Netherlands - 3.6%
ASM Lithography Holding NV (a)                                                     14,684            293,697
Ing Groep NV CVA                                                                   15,421            534,747
Koninklijke Philips Electronics NV                                                  7,611            236,450
                                                                                          -------------------
                                                                                                   1,064,894
                                                                                          -------------------
Norway - 2.8%
Norsk Hydro ASA                                                                     3,943            405,145
Statoil ASA                                                                        18,216            418,634
                                                                                          -------------------
                                                                                                     823,779
                                                                                          -------------------
Peru - 0.5%
Cia de Minas Buenaventura SA                                                        5,476            154,971
                                                                                          -------------------
Russia - 1.2%
AFK Sistema - GDR (a)                                                              15,466            363,451
                                                                                          -------------------
Singapore - 2.9%
MobileOne Ltd.                                                                    143,000            182,330
Singapore Airlines Ltd.                                                            30,000            223,732
Singapore Post Ltd.                                                               377,000            260,751
United Overseas Bank Ltd.                                                          21,000            184,399
United Overseas Land Limited                                                        4,000              6,038
                                                                                          -------------------
                                                                                                     857,250
                                                                                          -------------------
South Korea - 3.7%

Hyundai Motor Co. 144A GDR                                                                               4,933            239,793
KT&G Corp. 144A GDR                                                                                     22,639            498,058
Samsung Electronics Co., Ltd 144A GDR                                                                    1,114            367,063
                                                                                                               -------------------
                                                                                                                        1,104,914
                                                                                                               -------------------
Spain - 0.3%
Acciona SA                                                                                                 851             95,126
                                                                                                               -------------------
Sweden - 1.7%
Ericsson LM                                                                                             83,027            285,395
Investor AB                                                                                             13,310            232,947
                                                                                                               -------------------
                                                                                                                          518,342
                                                                                                               -------------------
Switzerland - 8.2%
Nestle SA                                                                                                1,317            393,957
Novartis AG                                                                                              9,811            515,641
Roche Holding AG                                                                                         1,858            279,025
STMicroelectronics NV                                                                                   15,832            284,243
UBS AG Registered Shares                                                                                 6,028            573,986
Zurich Financial Services AG (a)                                                                         1,928            410,900
                                                                                                               -------------------
                                                                                                                        2,457,752
                                                                                                               -------------------
Thailand - 1.9%
Advanced Info Service PCL                                                                                9,300             24,035
Bank of Ayudhya PCL                                                                                    304,700            119,607
Banpu PCL                                                                                               53,400            166,651
Shin Corp. PCL                                                                                         290,200            263,561
                                                                                                               -------------------
                                                                                                                          573,854
                                                                                                               -------------------
United Kingdom - 17.2%
Admiral Group PLC                                                                                       39,405            308,419
AstraZeneca PLC                                                                                          6,108            297,243
Barclays PLC                                                                                            28,256            296,982
BHP Billition PLC                                                                                       28,830            470,889
BP PLC                                                                                                  80,640            858,658
British American Tobacco PLC                                                                            19,399            433,812
Cadbury Schweppes PLC                                                                                   19,526            184,570
GlaxoSmithKline PLC                                                                                     25,806            652,111
GUS PLC                                                                                                 16,945            300,816
ICAP PLC                                                                                                50,508            351,880
Old Mutual PLC                                                                                         117,460            332,885
Prudential PLC                                                                                          32,019            302,935
Standard Chartered PLC                                                                                  16,596            369,702
                                                                                                               -------------------
                                                                                                                        5,160,902
                                                                                                               -------------------

                                                                                                               -------------------
TOTAL EQUITIES (Cost $29,778,069)                                                                                      29,671,979
                                                                                                               -------------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $29,778,069)                                                                      29,671,979
                                                                                                               -------------------

AFFILIATED INVESTMENTS - 7.1%                                                            Rate
                                                                                -------------
Dreyfus Institutional Preferred Plus Money Market (b) (c) (Cost $2,126,714)              4.06        2,126,714          2,126,714
                                                                                                               -------------------

TOTAL INVESTMENTS - 106.3% (Cost $31,904,783)                                                                          31,798,693
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3%)                                                                         (1,886,408)
                                                                                                               -------------------
NET ASSETS - 100%                                                                                                     $29,912,285
                                                                                                               ===================

Notes to Schedule of Investments:

ADR  - American Depository Receipt
GDR  - Global Depository Receipt
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,341,462 or 4.5% of net assets.
(a)  Non-income producing security.
(b) Affiliated institutional money market fund. (c) Stated rate is seven-day yield for the fund at year end.



At December 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                        Local
                                      Principal      Contract Value                    USD Amount           Unrealized
Contracts to Receive                    Amount         Date Value          Value        to Deliver          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------
Australian Dollar                         68,567        1/3/2006         $ 50,280        $ 50,090              $ 190
Canadian Dollar                           10,621        1/3/2006            9,134           9,107                 27
Japanese Yen                         178,235,249        1/4/2006        1,511,236       1,521,383            (10,147)
Singapore Dollar                         224,853        1/3/2006          135,233         135,044                189
Thai Bat                               4,582,175        1/3/2006          111,720         111,897               (177)
Thai Bat                               1,955,751        1/4/2006           47,684          47,714                (30)
                                                                 ----------------------------------------------------
                                                                      $ 1,865,287     $ 1,875,235           $ (9,948)
                                                                 ====================================================

                   Mellon Institutional Funds Investment Trust
                         Mellon Equity Large Cap Growth

             Schedule of Investments - December 31, 2005 (Unaudited)

-------------------------------------------------------------------------------------------------------------
Security                                                                          Shares            Value
-------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 98.4%
EQUITIES - 98.4%
Basic Materials - 2.4%
Dow Chemical Co.                                                                   500           $ 21,910
Monsanto Co.                                                                       300             23,259
Phelps Dodge Corp.                                                                 100             14,387
                                                                                       -------------------
                                                                                                   59,556
                                                                                       -------------------
Communication - 12.0%
Cisco Systems, Inc. (a)                                                           3100             53,072
eBay Inc. (a)                                                                      600             25,950
Gannett Co Inc.                                                                    200             12,114
Getty Images Inc. (a)                                                              100              8,927
Google, Inc. (a)                                                                   100             41,486
Harris Corp.                                                                       400             17,204
McGraw-Hill Companies, Inc.                                                        400             20,652
Motorola, Inc.                                                                    1400             31,626
News Corp.                                                                         700             10,885
News Corp.                                                                         600              9,966
NII Holdings Inc. (a)                                                              300             13,104
Nokia OYJ                                                                          700             12,810
Omnicom Group                                                                      200             17,026
Time Warner, Inc.                                                                  800             13,952
Verisign, Inc. (a)                                                                 300              6,576
                                                                                       -------------------
                                                                                                  295,350
                                                                                       -------------------
Consumer Cyclical - 11.2%
Aeropostale, Inc. (a)                                                              300              7,890
Bed Bath & Beyond, Inc. (a)                                                        400             14,460
Best Buy Co.,Inc.                                                                  400             17,392
Chico's FAS, Inc. (a)                                                              200              8,786
Claire's Stores, Inc.                                                              500             14,610
Coach, Inc. (a)                                                                    300             10,002
Costco Wholesale Corp.                                                             400             19,788
Harley-Davidson, Inc.                                                              300             15,447
Johnson Controls, Inc                                                              200             14,582
Lowe's Companies, Inc.                                                             600             39,996
Michaels Stores, Inc.                                                              300             10,611
NIKE, Inc., Class B                                                                200             17,358
Nordstrom, Inc.                                                                    400             14,960
Panera Bread Co. (a)                                                               200             13,136
Sears Holdings Corp. (a)                                                           100             11,553
Starbucks Corp. (a)                                                                600             18,006
Wal-Mart Stores, Inc.                                                              600             28,080
                                                                                       -------------------
                                                                                                  276,657
                                                                                       -------------------
Consumer Non-Cyclical - 29.9%
Accenture Ltd., Class A                                                            400             11,548
Aetna, Inc.                                                                        300             28,293
Amerisourcebergen Corp                                                             400             16,560
Amgen, Inc. (a)                                                                    700             55,202

Anheuser Busch Companies                                                            500             21,480
Becton Dickinson & Co.                                                              500             30,040
Biogen Idec, Inc. (a)                                                               200              9,066
Caremark Rx, Inc. (a)                                                               300             15,537
Coca-Cola Co/The                                                                    900             36,279
Equifax, Inc.                                                                       400             15,208
Genentech, Inc. (a)                                                                 100              9,250
Gilead Sciences, Inc. (a)                                                           400             21,052
HJ Heinz Co.                                                                        300             10,116
Johnson & Johnson                                                                  1400             84,140
Kimberly-Clark Corp.                                                                400             23,860
Kinetic Concepts, Inc. (a)                                                          300             11,928
Kraft Foods, Inc.                                                                   300              8,442
Laboratory Corp. of America Holdings (a)                                            300             16,155
Lifepoint Hospitals, Inc. (a)                                                       200              7,500
Loews Corp. - Carolina Group                                                        300             13,197
Medtronic, Inc.                                                                     200             11,514
Moody's Corp.                                                                       300             18,426
Pepsico, Inc.                                                                       800             47,264
Pfizer, Inc.                                                                        600             13,992
Procter & Gamble Co.                                                                800             46,304
Quest Diagnostics, Inc.                                                             200             10,296
Reynolds American, Inc.                                                             100              9,533
St. Jude Medical, Inc.                                                              300             15,060
UnitedHealth Group, Inc.                                                            900             55,926
Varian Medical Systems, Inc.                                                        300             15,102
Whole Foods Market, Inc.                                                            200             15,478
Wyeth                                                                               600             27,642
Zimmer Holdings, Inc. (a)                                                           100              6,744
                                                                                        -------------------
                                                                                                   738,134
                                                                                        -------------------
Energy - 3.6%
Baker Hughes, Inc.                                                                  200             12,156
ConocoPhillips                                                                      300             17,454
Marathon Oil Corp.                                                                  200             12,194
Newfield Exploration Co. (a)                                                        200             10,014
Tesoro Corp.                                                                        100              6,155
Transocean, Inc. (a)                                                                300             20,907
Valero Energy Corp.                                                                 200             10,320
                                                                                        -------------------
                                                                                                    89,200
                                                                                        -------------------
Financial - 5.8%
American Express Co.                                                                300             15,438
Captial One Financial Corp.                                                         100              8,640
Cigna Corp.                                                                         100             11,170
Endurance Specialty Holdings Ltd.                                                   200              7,170
Franklin Resources, Inc.                                                            200             18,802
Goldman Sachs Group, Inc.                                                           200             25,542
Merrill Lynch & Co., Inc.                                                           200             13,546
Metlife, Inc.                                                                       200              9,800
Morgan Stanley                                                                      200             11,348
Nationwide Financial Services                                                       200              8,800
Wells Fargo & Co.                                                                   200             12,566
                                                                                        -------------------
                                                                                                   142,822
                                                                                        -------------------
Industrial - 14.7%
3M Co.                                                                              500             38,750
Amphenol Corp.                                                                      300             13,278
Black & Decker Corp.                                                                100              8,696

CH Robinson Worldwide Inc.                                                                             300             11,109
Cooper Industries Ltd.                                                                                 100              7,300
Danaher Corp.                                                                                          300             16,734
Emerson Electric Co.                                                                                   300             22,410
FedEx Corp.                                                                                            300             31,017
Fluor Corp.                                                                                            100              7,726
General Electric Corp.                                                                                3300            115,665
Graco Inc.                                                                                             400             14,592
L-3 Communications Holdings, Inc.                                                                      100              7,435
Raytheon Co.                                                                                           400             16,060
Thermo Electron Corp. (a)                                                                              400             12,052
United Technologies Corp.                                                                              700             39,137
                                                                                                           -------------------
                                                                                                                      361,961
                                                                                                           -------------------
Information Technology - 18.2%
Adobe Systems, Inc. (a)                                                                                300             11,088
Altera Corp. (a)                                                                                       500              9,265
Apple Computer, Inc. (a)                                                                               500             35,945
Applied Materials, Inc.                                                                               1100             19,734
Autodesk, Inc. (a)                                                                                     300             12,885
Broadcom Corp. (a)                                                                                     200              9,430
Dell, Inc. (a)                                                                                        1300             38,987
EMC Corp./Massachusetts                                                                               1600             21,792
Intel Corp.                                                                                           3000             74,880
International Business Machines Corp.                                                                  600             49,320
Linear Technology Corp.                                                                                400             14,428
Microsoft Corp.                                                                                       3700             96,755
National Semiconductor Corp.                                                                           400             10,392
NAVTEQ Corp. (a)                                                                                       300             13,161
Oracle Corp. (a)                                                                                      1700             20,757
QLogic Corp. (a)                                                                                       300              9,753
                                                                                                           -------------------
                                                                                                                      448,572
                                                                                                           -------------------
Utilies - 0.6%
TXU Corp.                                                                                              300             15,057
                                                                                                           -------------------
TOTAL EQUITIES (Cost $2,463,575)                                                                                    2,427,309
                                                                                                           -------------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,463,575)                                                                    2,427,309
                                                                                                           -------------------

AFFILIATED INVESTMENTS - 3.1%                                                      Rate
                                                                               ------------
Dreyfus Institutional Preferred Plus Money Market (b) (c) (Cost $76,135)           4.06%            76,135             76,135
                                                                                                           -------------------
TOTAL INVESTMENTS - 101.5% (Cost $2,539,710)                                                                        2,503,444
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)                                                                        (37,577)
                                                                                                           -------------------
NET ASSETS - 100%                                                                                                 $ 2,465,867
                                                                                                           ===================

Notes to Schedule of Investments:
(a)  Non-income producing security.
(b)  Affiliated institutional money market fund.
(c)  Stated rate is seven-day yield for the fund at year end.

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

             Schedule of Investments - December 31, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
Security                                                    Shares              Value
-------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 92.4%
EQUITIES - 92.4%
Basic Materials - 6.4%
Louisiana-Pacific                                             1,300           $ 35,711
Nucor Corp.                                                     400             26,688
Phelps Dodge Corp.                                              300             43,161
Rohm & Haas Co.                                                 200              9,684
Sensient Technologies Corp.                                     700             12,530
Sigma-Aldrich Corp.                                             200             12,658
Steel Dynamics Inc.                                             200              7,102
Valspar Corp.                                                   200              4,934
Weyerhaeuser Co.                                                100              6,634
                                                                    -------------------
                                                                               159,102
                                                                    -------------------
Communications - 6.5%
CommScope Inc. (a)                                            1,900             38,247
EchoStar Communications Corp.                                   200              5,434
Entercom Communications Corp. (a)                               200              5,934
Mcafee, Inc. (a)                                                300              8,139
Meredith Corp.                                                  700             36,638
Nextel Partners Inc. (a)                                      1,000             27,940
Telephone & Data Systems, Inc.                                  200              7,206
Viacom, Inc., Class B                                           600             19,560
West Corp. (a)                                                  300             12,645
                                                                    -------------------
                                                                               161,743
                                                                    -------------------
Consumer Cyclical - 16.9%
Alaska Air Group, Inc. (a)                                      600             21,432
American Eagle Outfitters                                       900             20,682
Autoliv, Inc.                                                   400             18,168
Autonation, Inc. (a)                                          1,900             41,287
Barnes & Noble Inc.                                             500             21,335
Bebe Stores, Inc.                                               700              9,821
Columbia Sportswear Co. (a)                                     200              9,546
Darden Restaurants, Inc.                                        500             19,440

Family Dollar Stores, Inc.                                      400              9,916
Furniture Brands International, Inc.                            300              6,699
Goodyear Tire & Rubber Co/The (a)                             2,300             39,974
Harley-Davidson Inc.                                            400             20,596
Herman Miller, Inc.                                             200              5,638
Ingram Micro Inc., Class A (a)                                  900             17,937
KB Home                                                         200             14,532
Lowe's Companies, Inc.                                          500             33,330
Paccar, Inc.                                                    100              6,923
Payless Shoesource, Inc. (a)                                  1,200             30,120
SCP Pool Corp.                                                  200              7,444
Southwest Airlines Co.                                        1,200             19,716
Tempur-Pedic International, Inc. (a)                            700              8,050
Tiffany & Co.                                                   200              7,658
Toll Brothers, Inc. (a)                                         500             17,320
WW Grainger, Inc.                                               200             14,220
                                                                    -------------------
                                                                               421,784
                                                                    -------------------
Consumer Noncyclical - 17.3%
Aetna, Inc.                                                     100              9,431
Alliance Data Systems Corp. (a)                                 400             14,240
Amerisourcebergen Corp                                          400             16,560
Avery Dennison Corp.                                            700             38,689
Barr Pharmaceuticals, Inc. (a)                                  100              6,229
Becton Dickinson & Co.                                          400             24,032
Blyth, Inc.                                                   1,100             23,045
Career Education Corp. (a)                                      300             10,116
Cendant Corp.                                                   400              6,900
Community Health Systems, Inc. (a)                              200              7,668
Dade Behring Holdings, Inc.                                     100              4,089
Endo Pharmaceuticals Holdings, Inc. (a)                       1,100             33,286
Health Management Associates, Inc.                            1,800             39,528
Humana, Inc. (a)                                                200             10,866
Kinetic Concepts, Inc. (a)                                      100              3,976
King Pharmaceuticals, Inc. (a)                                  300              5,076
Korn/Ferry International (a)                                    700             13,083
Kos Pharmaceuticals, Inc. (a)                                   100              5,173
Manpower, Inc.                                                  100              4,650
Pepsi Bottling Group, Inc.                                      900             25,749
PepsiAmericas, Inc.                                             400              9,304
Pfizer, Inc.                                                    500             11,660
Pilgrim's Pride Corp.                                         1,200             39,792
Robert Half International, Inc.                                 500             18,945
Safeway Inc.                                                    300              7,098
Sotheby's Holdings, Inc., Class A (a)                         1,300             23,868
Watson Pharmaceuticals, Inc. (a)                                200              6,502
Zimmer Holdings, Inc. (a)                                       200             13,488
                                                                    -------------------
                                                                               433,043
                                                                    -------------------
Energy - 7.1%
Apache Corp.                                                    200             13,704
BJ Services Co.                                                 200              7,334
Burlington Resources, Inc.                                      100              8,620
Chesapeake Energy Corp.                                         400             12,692
ConocoPhillips                                                  500             29,090
Exxon Mobil Corp.                                               200             11,234
Nabors Industries Ltd. (a)                                      400             30,300
Patterson-UTI Energy, Inc.                                      900             29,655
Sunoco, Inc.                                                    200             15,676
Tesoro Corp.                                                    200             12,310
Unit Corp. (a)                                                  100              5,503
                                                                    -------------------
                                                                               176,118
                                                                    -------------------
Financial - 8.6%
Cincinnati Financial Corp.                                      500             22,340
CIT Group, Inc.                                                 200             10,356
Countrywide Financial Corp.                                     300             10,257
Fidelity National Financial, Inc.                               300             11,037
First American Corp.                                            200              9,060
IndyMac Bancorp, Inc.                                           300             11,706
Lehman Brothers Holdings, Inc.                                  200             25,634
MGIC Investment Corp.                                           100              6,582
National City Corp.                                             300             10,071
Nationwide Financial Services                                   400             17,600
Ohio Casualty Corp.                                             700             19,824
Prudential Financial, Inc                                       200             14,638
SunTrust Banks, Inc.                                            200             14,552
Synovus Financial Corp.                                         200              5,402
The Bear Stearns Companies, Inc.                                100             11,553
Washington Mutual                                               300             13,050
                                                                    -------------------
                                                                               213,662
                                                                    -------------------
Industrial - 15.8%
3M Co.                                                          200             15,500

Avnet, Inc. (a)                                                 400              9,576
Bemis Co.                                                       400             11,148
Black & Decker Corp.                                            200             17,392
CSX Corp.                                                       900             45,693
Cummins, Inc.                                                   300             26,919
Florida Rock Industries, Inc.                                   200              9,812
Hunt (JB) Transprt Svcs, Inc                                    600             13,584
Ingersoll-Rand Co., Class A                                     100              4,037
Jabil Circuit, Inc. (a)                                         600             22,254
Joy Global, Inc.                                                300             12,000
L-3 Communications Holdings, Inc.                               200             14,870
Laidlaw International, Inc.                                     400              9,292
Lancaster Colony Corp.                                          300             11,115
Lockheed Martin Corp.                                           400             25,452
Molex, Inc.                                                     900             23,355
Plexus Corp. (a)                                                800             18,192
Stanley Works/The                                               100              4,804
Thomas & Betts Corp. (a)                                        300             12,588
Timken Co.                                                    1,200             38,424
Trimble Navigation Ltd. (a)                                     600             21,294
USG Corp. (a)                                                   100              6,500
Waste Management, Inc.                                          400             12,140
YRC Worldwide, Inc (a)                                          200              8,922
                                                                    -------------------
                                                                               394,863
                                                                    -------------------
Technology - 9.2%
Advent Software, Inc. (a)                                       800             23,128
DST Systems, Inc. (a)                                           600             35,946
Intel Corp.                                                     300              7,488
Lam Research Corp. (a)                                          600             21,408
Micrel, Inc. (a)                                              1,800             20,880
Microchip Technology, Inc.                                      200              6,430
National Semiconductor Corp.                                    600             15,588
NCR Corp. (a)                                                   500             16,970
Nvidia Corp. (a)                                                400             14,624
Western Digital Corp. (a)                                     1,600             29,776
Wind River Systems, Inc. (a)                                  2,600             38,402
                                                                    -------------------
                                                                               230,640
                                                                    -------------------
Utilities - 4.6%
Duke Energy Corp.                                               200              5,490
KeySpan Corp.                                                   100              3,569

Oneok, Inc.                                                                                     800             21,304
P G & E Corp.                                                                                   300             11,136
Sierra Pacific Resources (a)                                                                  2,700             35,208
WPS Resources Corp.                                                                             700             38,717
                                                                                                    -------------------
                                                                                                               115,424
                                                                                                    -------------------
TOTAL EQUITIES (Cost $2,317,686)                                                                             2,306,379
                                                                                                    -------------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,317,686)

AFFILIATED INVESTMENTS - 7.3%                                                    Rate
                                                                              ---------
Dreyfus Institutional Preferred Plus Money Market (b) (c ) (Cost $181,824)      4.06%       181,824            181,824
                                                                                                    -------------------
TOTAL INVESTMENTS - 99.7% (Cost $2,499,510)                                                                  2,488,203
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.3%                                                                     8,418
                                                                                                    -------------------
NET ASSETS - 100%                                                                                          $ 2,496,621
                                                                                                    ===================

Short Sales open on December 31, 2005 were as follows:

--------------------------------------------------------------------------------------------------------
Security                                                   Shares           Proceeds            Value
--------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)                             500            $ 14,627          $ 15,300
Alberto-Culver Co.                                           200               9,153             9,150
Alexander & Baldwin, Inc.                                    300              16,464            16,272
Allergan, Inc.                                               100              10,676            10,796
Allstate Corp./The                                           300              16,374            16,221
AmerUs Group Co.                                             100               5,650             5,667
Ametek, Inc.                                                 100               4,197             4,254
Andrew Corp. (a)                                            1,300             13,971            13,949
AON Corp.                                                    200               7,197             7,190
Aqua America, Inc.                                           700              18,944            19,110
Arthur J Gallagher & Co.                                    1,100             34,269            33,968
ArvinMeritor, Inc.                                           700              10,115            10,073
Autodesk, Inc. (a)                                           700              31,408            30,065
Autozone, Inc. (a)                                           100               9,254             9,175
Avid Technology, Inc. (a)                                    100               5,428             5,476
Baker Hughes, Inc.                                           100               6,199             6,078
Bowater, Inc.                                                400              12,240            12,288
Bristol-Myers Squibb Co.                                     400               9,037             9,192
Cabot Corp.                                                  900              32,106            32,220
Capitol Federal Financial                                    500              16,691            16,470
Carlisle Companies, Inc.                                     200              13,819            13,830
Caterpillar, Inc.                                            100               5,690             5,777
Coach, Inc. (a)                                             1,200             40,617            40,008
Computer Associates International, Inc.                     1,300             36,730            36,647
Cooper Industries Ltd.                                       100               7,349             7,300

Cooper Tire & Rubber Corp.                                  1,700             24,553             26,044
Covance, Inc. (a)                                            700              33,790             33,985
CVS Corp.                                                    800              22,032             21,136
Cypress Semiconductor Corp. (a)                             2,600             36,218             37,050
Cytec Industries, Inc.                                       200               9,239              9,526
Dana Corp.                                                  1,800             11,962             12,924
Davita, Inc. (a)                                             400              20,252             20,256
DeVry, Inc. (a)                                              300               6,123              6,000
Dick's Sporting Goods, Inc. (a)                              300              10,084              9,972
Dow Jones & Co., Inc.                                       1,100             39,910             39,039
DPL, Inc.                                                   1,100             28,012             28,611
Eastman Kodak Co.                                           1,600             37,675             37,440
El Paso Corp.                                               2,300             28,246             27,968
Electronic Arts Inc (a)                                      500              26,594             26,155
Emmis Communications Corp. (a)                               300               5,797              5,973
Estee Lauder Companies, Class A                              200               6,596              6,696
Everest Re Group Ltd.                                        300              29,877             30,105
Expeditors International Washington, Inc.                    300              20,674             20,253
Federal Signal Corp.                                         700              10,450             10,507
FedEx Corp.                                                  100              10,329             10,339
Fluor Corp.                                                  300              23,083             23,178
FMC Technologies, Inc. (a)                                   600              25,557             25,752
Forest City Enterprises, Inc.                               1,100             41,252             41,723
Freddie Mac                                                  200              13,088             13,070
Halliburton Co.                                              300              19,265             18,588
Harrah's Entertainment, Inc.                                 100               6,982              7,129
Hawaiian Electric Industries, Inc.                           800              20,670             20,720
Hershey Co./The                                              700              39,628             38,675
Hillenbrand Industries                                       100               4,875              4,941
HNI Corp.                                                    200              10,964             10,986
Honeywell International, Inc.                                500              18,839             18,625
Hubbell, Inc.                                                500              22,791             22,560
International Rectifier Corp (a)                             400              13,045             12,760
Interpublic Group of Cos, Inc. (a)                          1,700             16,501             16,405
Jacobs Engineering Group, Inc.                               100               6,687              6,787
Janus Capital Group, Inc.                                   1,000             18,351             18,630
JetBlue Airways Corp. (a)                                   1,500             21,958             23,070
JPMorgan Chase & Co.                                         200               7,949              7,938
Kelly Services, Inc.                                         200               5,333              5,244
Kerr-McGee Corp.                                             200              18,651             18,172
Lafarge North America, Inc.                                  200              10,963             11,004
Lamar Advertising Co. (a)                                    500              23,541             23,070
Lear Corp.                                                   300               8,323              8,538
Legg Mason, Inc.                                             100              11,844             11,969
Ltd. Brands                                                  200               4,510              4,470
Massey Energy                                                200               7,819              7,574
Medtronic, Inc.                                              300              17,360             17,271
MEMC Electronic Materials, Inc. (a)                         1,100             25,095             24,387
Minerals Technologies, Inc.                                  200              10,955             11,178
Mohawk Industries, Inc. (a)                                  200              17,582             17,396
Monsanto Co.                                                 500              37,979             38,765
NII Holdings, Inc. (a)                                       100               4,577              4,368
Office Depot, Inc. (a)                                       800              24,490             25,120
OfficeMax, Inc.                                              300                8,230             7,608
Omnicare, Inc.                                               400              23,453             22,888
Owens-Illinois, Inc. (a)                                     500              10,039             10,520
Pactiv Corp. (a)                                             800              17,158             17,600
Pall Corp.                                                  1,000             26,870             26,860
Par Pharmaceutical Cos., Inc. (a)                           1,200             36,247             37,608
Pentair, Inc.                                                100               3,498              3,452
People's Bank/Bridgeport CT                                  700              21,900             21,742
Perrigo Co.                                                  700              10,208             10,437
Pier 1 Imports, Inc.                                        2,700             23,758             23,571
Plains Exploration & Production Co. (a)                     1,000             41,397             39,730
Potlatch Corp.                                               500              25,904             25,490
Procter & Gamble Co.                                         600              35,099             34,728
Progressive Corp./The                                        300              35,723             35,034
Qualcomm, Inc.                                               100               4,377              4,308
Questar Corp.                                                200              15,676             15,140
Range Resources Corp.                                        800              21,894             21,072
Regal Entertainment Group                                    300               5,701              5,706
Regis Corp.                                                  700              27,134             26,999
Resmed, Inc. (a)                                             200               7,776              7,662
Reynolds & Reynolds Co./The                                  300               8,331              8,421
RH Donnelley Corp. (a)                                       500              31,283             30,810
RPM International, Inc.                                      600              10,788             10,422
Ruddick Corp.                                                700              15,211             14,896
Schering-Plough Corp.                                        300               6,268              6,255
Scientific Games Corp. (a)                                   200               5,426              5,456
Sky Financial Group, Inc.                                    300               8,467              8,346
Smurfit-Stone Container Corp. (a)                           2,600             34,508             36,842
Snap-On, Inc.                                                600              22,701             22,536
Southern Co./The                                             200               6,974              6,906
Southwestern Energy Co. (a)                                  300              10,865             10,782

Starbucks Corp. (a)                                         1,300             39,542             39,013
Stericycle, Inc. (a)                                         200              11,619             11,776
Symbol Technologies, Inc.                                   1,100             13,841             14,102
Tecumseh Products Co. (a)                                   1,200             27,082             27,492
Tektronix, Inc.                                             1,000             29,228             28,210
Textron, Inc.                                                500              38,771             38,490
The Brink's Co.                                              400              19,373             19,164
Trinity Industries                                           200               8,639              8,814
United States Steel Corp.                                    200               9,227              9,614
US Cellular Corp. (a)                                        200              10,049              9,880
Valeant Pharmaceuticals International                        700              12,894             12,656
VF Corp.                                                     200              11,191             11,068
Vishay Intertechnology, Inc. (a)                             900              12,012             12,384
Walgreen Co.                                                 200               9,051              8,852
Wellpoint, Inc. (a)                                          200              15,389             15,958
Western Gas Resources                                        200               9,805              9,418
WM Wrigley Jr Co.                                            500              33,956             33,245
Worthington Industries                                       300               6,011             5,763
Zebra Technologies Corp. (a)                                 700              30,333             29,995
                                                                    ------------------------------------
                                                                         $ 2,278,002        $ 2,272,239
                                                                    ------------------------------------

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Affiliated institutional money market fund.

(c)  Stated rate is the seven day yield for the fund at year end.

                   Mellon Institutional Funds Investment Trust
                Standish Mellon Intermediate Tax Exempt Bond Fund

             Schedule of Investments - December 31, 2005 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Security                                                                             Rate      Maturity    Par Value       Value
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 98.5%
General Obligations - 22.3%
ABAG CA Odd Fellows Homes                                                            5.700    8/15/2014  $ 1,000,000   $ 1,048,420
California State                                                                     5.000    10/1/2011      230,000       246,804
California State                                                                     5.000    10/1/2011       70,000        73,949
California State                                                                     5.000     6/1/2014    1,435,000     1,546,083
California State NCL                                                                 6.600     2/1/2009    1,000,000     1,089,220
California State NCL                                                                 5.750    11/1/2011      300,000       332,097
Commonwealth of Massachusetts NCL                                                    6.000    11/1/2010    1,350,000     1,494,693
Commonwealth of Massachusetts NCL                                                    5.250     8/1/2014    1,000,000     1,099,830
Goose Creek TX Independent School District                                           7.000    8/15/2009      370,000       413,686
Goose Creek TX Independent School District PSF                                       7.000    8/15/2009      230,000       257,904
Harris County Texas Health Facility Development Corp. MBIA                           6.000     6/1/2013    1,000,000     1,136,660
New York NY                                                                          5.000     9/1/2017    1,000,000     1,062,090
New York NY NCL                                                                      5.000     6/1/2011    1,000,000     1,061,620
New York NY NCL                                                                      5.000     8/1/2011      770,000       816,785
New York NY NCL                                                                      5.000     8/1/2011    1,700,000     1,803,292
New York NY NCL                                                                      5.000     8/1/2013    1,500,000     1,602,165
Northeast TX Independent School District NCL                                         7.000     2/1/2009    1,000,000     1,102,920
Puerto Rico Commonwealth Fuel Sales Tax Revenue (b)                                  5.000     7/1/2018    3,000,000     3,075,390
Puerto Rico Commonwealth Highway & Transportation Authority Revenue                  5.750     7/1/2041    1,500,000     1,675,950
Puerto Rico Public Building Authority Revenue                                        5.000     7/1/2028    1,000,000     1,042,140
Puerto Rico Public Financial Corp. LOC: Government Development Bank for Puerto Rico  5.750     8/1/2027    2,250,000     2,441,408
                                                                                                                     --------------
                                                                                                                        24,423,106
                                                                                                                     --------------
Government Backed - 1.2%
Alpine UT School District                                                            5.000    3/15/2011       25,000        26,099
District of Columbia Prerefunded MBIA NCL                                            5.750     6/1/2010       10,000        10,945
Met Govt Nashville & Davidson TN Industrial Development Board Revenue Prerefunded    7.500    11/15/201    1,000,000     1,158,670
Palm Beach County FL Solid Waste AMBAC                                               6.000    10/1/2009       60,000        65,540
Texas Municipal Power Agency MBIA (a)                                                0.000     9/1/2016       10,000         6,335
                                                                                                                     --------------
                                                                                                                         1,267,589
                                                                                                                     --------------
Housing Revenue - 4.8%
California HSG SFM                                                                   5.050     2/1/2017       35,000        35,028
Colorado HFA Single Family Project AMT (b)                                           6.800     2/1/2031    1,865,000     1,915,038
Colorado HFA Single Family Project AMT (b)                                           6.600     8/1/2032    1,480,000     1,538,993
Florida Housing Finance Corp. FSA                                                    5.750     1/1/2017       60,000        60,231
Nebraska Investment Finance Authority SFM FHA VA AMT                                 6.700     9/1/2026       60,000        60,508
Ohio HFA Mortgage Revenue AMT GNMA                                                   5.350     9/1/2018      360,000       368,726
Rhode Island Housing & Mortgage Finance Corp.                                        4.950    10/1/2016      150,000       150,807
Tennessee Housing Development Agency Homeownership Project AMT NCL                   5.750     7/1/2007      840,000       858,724
Utah HFA ATM SFM                                                                     5.400     7/1/2020      265,000       269,940
                                                                                                                     --------------
                                                                                                                         5,257,995
                                                                                                                     --------------
Industrial Development - 9.2%
Connecticut Gaming Authority Mohegan Tribe                                           5.375     1/1/2011    1,000,000     1,044,390
Gloucester NJ Resource Recovery                                                      6.850    12/1/2029      500,000       551,410
Golden State Tobacco Securitization Corp.                                            5.000     6/1/2020      500,000       520,855

Golden State Tobacco Securitization Corp.                                            5.000     6/1/2021    1,335,000     1,346,895
Golden State Tobacco Securitization Corp. (c )                                       0.000     6/1/2023      750,000       607,838
Hendersonville TN Kroger                                                             5.950    12/15/200      170,000       173,992
Mass DFA Waste Management Resource Recovery AMT                                      6.900    12/1/2029      500,000       549,460
Michigan State Strategic Funding AMT NCL (b)                                         3.750     8/1/2027      500,000       498,330
Northern TOB Securitization Corp. Alaska                                             4.750     6/1/2015      650,000       654,635
San Manuel Entertainment Series 2004-C                                               4.500    12/1/2016    1,000,000       999,050
Tobacco Settlement Authority Washington                                              6.500     6/1/2026      975,000     1,047,092
Tobacco Settlement Funding Corp. NJ                                                  5.000     6/1/2010      500,000       511,655
Tobacco Settlement Funding Corp. NJ                                                  4.375     6/1/2019      500,000       499,485
Tobacco Settlement Funding Corp. NY                                                  5.250     6/1/2013    1,000,000     1,041,180
                                                                                                                     --------------
                                                                                                                        10,046,267
                                                                                                                     --------------
Insured Bond - 31.9%
California State                                                                     6.000     4/1/2016    1,000,000     1,166,610
Charleston SC COP MBIA                                                               6.000    12/1/2008    1,000,000     1,074,470
Cleveland Ohio Waterworks Revenue MBIA                                               5.500     1/1/2013    1,500,000     1,626,210
Cook County IL High School FGIC NCL                                                  7.875    12/1/2014      750,000       972,443
Cook County IL School District FSA NCL                                               6.750     5/1/2010    1,750,000     1,974,700
Corpus Christi TX Business & Job Development Corp. Sales Tax Revenue AMBAC NCL       5.000     9/1/2011    1,215,000     1,301,921
District of Columbia FSA NCL                                                         5.500     6/1/2011    1,500,000     1,635,735
District of Columbia MBIA NCL                                                        5.750     6/1/2010       15,000        16,341
Douglas County CO School District MBIA                                               7.000    12/15/201      625,000       752,825
Fairfax County VA EDA Residential Recovery AMT                                       6.100     2/1/2011    1,000,000     1,105,650
Farmington New Mexico Pollution Control Revenue FGIC                                 3.550     4/1/2029    2,000,000     1,992,140
Georgia Municipal Electric Authority Power FGIC NCL                                  6.250     1/1/2012    1,150,000     1,310,874
Harris County TX Toll Revenue FGIC NCL                                               6.000     8/1/2012    1,000,000     1,131,200
Intermountain Power Agency UT NCL                                                    6.500     7/1/2010    1,000,000     1,126,720
King County Washington School District No. 414 Lake Washington FSA                   5.000     6/1/2011    1,000,000     1,071,230
Mass State School Building Authedicated Sales Tax Revenue FSA                        5.000    8/15/2013    1,000,000     1,083,440
Massachusetts State NCL                                                              5.500    12/1/2017    1,000,000     1,140,940
Mesa AZ Utility System Revenue NCL                                                   6.000     7/1/2020    1,250,000     1,513,650
Metropolitan Washington DC Apartment Authority System AMT MBIA                       5.000    10/1/2012    1,000,000     1,059,110
Nassau County NY FGIC                                                                6.000     7/1/2010       25,000        27,575
New Jersey Health Care Facilities Financing Authority Revenue AMBAC                  4.800     8/1/2021      730,000       740,636
New York Dormitory Authority Presbyterian Hospital AMBAC                             4.400     8/1/2013       60,000        60,430
New York Dormitory Authority State University Educational Facilities MBIA            6.000    5/15/2015    1,000,000     1,105,850
New York Dormitory Authority State University Educational Facilities MBIA IBC        5.250    5/15/2015    2,000,000     2,197,860
New York NY NCL CIFG                                                                 5.000     8/1/2014    1,000,000     1,075,700
Orange County CA COP MBIA                                                            5.800     7/1/2016      400,000       413,040
Pasco County FL Solid Waste AMBAC AMT NCL                                            6.000     4/1/2010    1,000,000     1,079,220
Pennsylvania Economic DFA Resource Recovery Revenue; Colver Project AMT AMBAC        5.000    12/1/2012    1,000,000     1,061,640
Puerto Rico Electric Power Authority Revenue                                         5.500     7/1/2016      500,000       565,565
Seattle WA Water System Revenue MBIA NCL                                             5.000     9/1/2014    1,670,000     1,812,718
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL                         5.250    10/1/2015    1,000,000     1,116,190
Stafford TX Economic Development FGIC                                                6.000     9/1/2015      525,000       610,213
Wisconsin State Transportation                                                       5.500     7/1/2010       15,000        16,178
                                                                                                                     --------------
                                                                                                                        34,939,024
                                                                                                                     --------------
Lease Revenue - 4.9%
New Jersey Economic Development Authority Revenue School Facilities Construction NCL 5.000     9/1/2012    1,000,000     1,069,330
New York Dormitory Authority Revenue                                                 5.250    11/15/202    4,000,000     4,310,760
                                                                                                                     --------------
                                                                                                                         5,380,090
                                                                                                                     --------------
Revenue Bonds - 20.3%
Arizona State Transit Highway Revenue NCL                                            5.000     7/1/2014    1,500,000     1,631,820
Broward County FL Resource Recovery                                                  5.000    12/1/2007    1,000,000     1,026,270
California State Department of Water Resources Power Supply NCL                      5.500     5/1/2010      250,000       268,945

California Statewide Communities DFA - Kaiser Permanente                             2.300     4/1/2033    1,250,000     1,232,663
Camden NJ Cooper Hospitals NCL                                                       5.600    2/15/2007      175,000       175,849
Franklin County Ohio Revenue Refunding Trinity Health Credit NCL                     5.000     6/1/2014    1,340,000     1,435,797
Illinois DFA Depaul University NCL                                                   5.500    10/1/2011    1,000,000     1,074,050
Illinois Financial Authority Student Housing Revenue NCL                             5.000     6/1/2012    1,160,000     1,210,692
Illinois HEFA Condell Medical Center                                                 6.000    5/15/2010      425,000       446,531
Illinois HEFA Northwestern University                                                5.050    11/1/2032      725,000       766,187
Indiana Health Facility Financing Authority Revenue                                  5.000    11/1/2011      500,000       531,315
Lubbock TX Health Facilities Development St. Joseph Healthcare System                5.000     7/1/2008    2,000,000     2,073,320
Mass DFA Williston School                                                            6.000    10/1/2013      205,000       217,804
Mass HEFA Lahey Clinic Medical Center FGIC                                           5.000    8/15/2014    1,000,000     1,080,520
Mass HEFA Partners NCL                                                               5.000     7/1/2012    1,250,000     1,337,763
Metropolitan Transportation Authority NY Revenue Ser C                               5.250    11/15/201    1,000,000     1,094,000
Michigan State Hospital Finance Authority                                            5.250    11/15/201    1,000,000     1,062,850
Morehouse Parish LA Pollution Control Revenue, International Paper Project           5.250    11/15/201    1,000,000     1,033,090
New Hampshire HEFA Monadnock Hospital                                                5.250    10/1/2007      180,000       182,025
New Mexico State Hospital Equipment Loan Revenue Presbyterian Healthcare Services    5.750     8/1/2012    1,000,000     1,114,770
Oregon State Department Transit Highway Usertax Revenue NCL                          5.000    11/15/201    1,000,000     1,087,220
Polk County Florida School District Sales Tax Revenue                                5.250    10/1/2014    1,000,000     1,105,340
University Massachusetts Building Authority Revenue AMBAC                            5.000    11/1/2013    1,000,000     1,085,420
                                                                                                                     --------------
                                                                                                                        22,274,241
                                                                                                                     --------------
Special Revenues - 3.9%
California State Economic Recovery                                                   5.250     7/1/2012    1,500,000     1,633,935
California State Economic Recovery                                                   3.500     7/1/2023    1,000,000     1,000,940
Jicarilla NM Apache Nation Revenue                                                   5.000     9/1/2013      500,000       523,595
New York NY City Industrial Development Agency Special Facility Revenue              5.500     1/1/2014    1,000,000     1,069,941
                                                                                                                     --------------
                                                                                                                         4,228,411
                                                                                                                     --------------
TOTAL BONDS (Cost $107,024,858)                                                                                        107,816,723
                                                                                                                     --------------
SHORT-TERM INVESTMENTS - 0.4%
Short-Term Bonds - 0.4%
Idaho Health Facilities Authority (d)                                                3.750     7/1/2030      100,000       100,000
Illinois DFA Revenue (d)                                                             2.810     9/1/2032      100,000       100,000
Indiana Health Facility Financing Authority (d)                                      2.980     3/1/2030      200,000       200,000
                                                                                                                     --------------
                                                                                                                           400,000
                                                                                                                     --------------
Investment Companies - 0.0%                                                                              Shares
                                                                                                      ------------
Wells Fargo Advantage National Tax-Free Money Market Fund (e) (Cost $52,364)          3.21                    52,364        52,364
                                                                                                                     --------------
Total Short Term Investments (Cost $452,364)                                                                               452,364
                                                                                                                     --------------
TOTAL INVESTMENTS - 98.9% (Cost $107,477,222)                                                                          108,269,087
                                                                                                                     --------------
Other Assets, Less Liabilities - 1.1%                                                                                    1,195,139
                                                                                                                     --------------

NET ASSETS - 100%                                                                                                      109,464,226
                                                                                                                     ==============

Notes to Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT  - Alternative Minimum Tax
CIFG - CDX IXIS Financial Guaranty
COP  - Certification of Participation
DFA  - Development Finance Authority
EDA  - Economic Development Authority
FGIC - Financial Guaranty Insurance Co.
FHA  - Federal Housing Authority
FSA  - Financial Security Assurance
GNMA - Government National Mortgage Association

HEFA - Health & Educational Facilities Authority
HFA  - Housing Finance Authority
IBC  - Insured Bond Certificate
LOC  - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL  - Non-callable
SFM  - Single Family Mortgage
TOB  - Tobacco
VA   - Veterans Administration

(a)  Zero coupon security.

(b) Variable Rate Security; rate indicated is as of 12/31/2005. Variable rate securities that reset monthly or more frequently are considered short- term securities for reporting purposes.
(c ) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(d) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.
(e)  Stated rate is the seven day yield for the fund at year end.

At December 31st, 2005, the Fund held the following open swap contract:
Interest Rate Swap

                                                              Pay/Receive                     Expiration
Counterparty                  Floating Rate Index            Floating Rate      Fixed Rate       Date            Notional Amount
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan                USD-Floating-TBMA-Muni Swap Index       Receive            3.709%      2/22/2016           $ 4,100,000

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund Schedule of Investments - December 31, 2005 (Unaudited)

Security Description                                          Shares             Value
-----------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 104.5%
EQUITIES - 97.6%
Basic Materials - 3.5%
Airgas, Inc.                                                       32,440          $ 1,067,276
Cambrex Corp.                                                      37,200              698,244
Cleveland-Cliffs, Inc.                                             17,510            1,550,861
GrafTech International Ltd. (a)                                    76,300              474,586
Pan American Silver Corp. (a)                                      43,900              826,637
Stillwater Mining Co. (a) (b)                                      79,800              923,286
                                                                          ---------------------
                                                                                     5,540,890
                                                                          ---------------------
Consumer Discretionary - 12.8%
California Pizza Kitchen, Inc. (a) (b)                             55,730            1,781,688
Central Garden & Pet Co. (a)                                       19,880              913,287
Claire's Stores, Inc.                                              44,360            1,296,199
DreamWorks Animation SKG (a) (b)                                   33,000              810,480
Educate, Inc. (a)                                                  94,310            1,112,858
Emmis Communications Corp. (a)                                     92,700            1,845,657
iRobot Corp. (b) (a)                                                3,330              110,989
Lions Gate Entertainment Corp. (a) (b)                            260,300            1,999,104
Outdoor Channel Holdings, Inc. (a)                                 51,500              695,250
Pacific Sunware of California (a)                                  49,500            1,233,540
Playboy Enterprises, Inc., Class B (a)                            113,250            1,573,043
Ruth's Chris Steak House, Inc. (a)                                 65,880            1,192,428
Speedway Motorsports, Inc.                                         28,090              973,880
The Sportsman's Guide, Inc. (a)                                    45,760            1,091,376
Thor Industries, Inc.                                              26,040            1,043,423
Tractor Supply Co. (a)                                             17,290              915,333
Wabtec Corp. (b)                                                   66,090            1,777,821
                                                                          ---------------------
                                                                                    20,366,356
                                                                          ---------------------
Consumer Stable - 5.9%

Church & Dwight Co., Inc.                                          46,900            1,549,107
Diamond Foods, Inc.                                                28,500              563,445
Hain Celestial Group, Inc. (a)                                     57,300            1,212,468
Herbalife Ltd.                                                     40,130            1,305,028
Inter Parfums, Inc.                                                63,100            1,133,276
Longs Drug Stores Corp.                                            20,440              743,812
Peet's Coffee & Tea, Inc. (a)                                      43,640            1,324,474
Performance Food Group Co. (a)                                     55,100            1,563,187
                                                                          ---------------------
                                                                                     9,394,797
                                                                          ---------------------
Energy - 11.1%
Alon USA Energy, Inc. (a)                                          43,820              861,063
Consol Energy, Inc.                                                23,690            1,544,114
Dril-Quip, Inc. (a)                                                23,700            1,118,640
Encore Acquisition Co. (a)                                         38,300            1,227,132
FMC Technologies, Inc. (a) (b)                                     18,690              802,175
Foundation Coal Holdings, Inc.                                     35,500            1,349,000
Global Industries, Ltd. (a)                                        63,100              716,185
Gulf Island Fabrication, Inc.                                      14,300              347,633
Hydril Co. (a)                                                     24,028            1,504,153
Oil States International, Inc. (a)                                 50,090            1,586,851
Penn Virginia Corp.                                                17,750            1,018,850
Pioneer Drilling Co. (a)                                           91,300            1,637,009
Remington Oil & Gas Corp. (a)                                      23,600              861,400
Tidewater, Inc.                                                    34,210            1,520,977
W-H Energy Services, Inc. (a)                                      32,630            1,079,400
Willbros Group, Inc. (a) (b)                                       32,900              475,076
                                                                          ---------------------
                                                                                    17,649,658
                                                                          ---------------------
Financial - 8.5%
Affiliated Managers Group (a) (b)                                  15,150            1,215,788
American Equity Investment Life Holding Co.                        43,300              565,065
Arch Capital Group Ltd. ADR (a)                                    15,800              865,050
Center Financial Corp.                                             23,560              592,770
City National Corp., Class A                                       18,630            1,349,557
Crescent Real Estate Equities Co. REIT (b)                        129,800            2,572,636
Cullen/Frost Bankers, Inc.                                         21,000            1,127,280

CVB Financial Corp.                                                     1                   28
First Community Bancorp, Inc., Class A                             18,000              978,660
First Midwest Bancorp, Inc.                                        39,050            1,369,093
Mercantile Bank Corp.                                              12,732              490,182
New York Community Bancorp, Inc. (b)                                    4                   70
The Colonial BancGroup, Inc.                                       52,300            1,245,786
UCBH Holdings, Inc.                                                65,600            1,172,928
                                                                          ---------------------
                                                                                    13,544,893
                                                                          ---------------------
Health Care - 19.5%
American Medical Systems Holdings, Inc. (a)                        69,600            1,240,968
Animas Corp. (a) (b)                                               49,800            1,202,670
Applera Corp.-Celera Genomics Group (a)                            58,700              643,352
ArQule, Inc. (a)                                                   65,600              401,472
Array BioPharma, Inc. (a)                                          96,500              676,465
Community Health Systems, Inc. (a)                                 32,500            1,246,050
Cooper Cos, Inc. (b)                                               17,460              895,698
Covance, Inc. (a)                                                  59,000            2,864,450
Coventry Health Care, Inc. (a)                                     14,575              830,192
CV Therapeutics, Inc. (b) (a)                                      25,950              641,744
Cytyc Corp. (a)                                                    50,800            1,434,084
Emdeon Corp. (a)                                                   87,800              742,788
Fisher Scientific International (b)                                27,800            1,719,708
Immunogen, Inc. (a)                                                99,300              509,409
Integra LifeSciences Holdings (a)                                  23,800              843,948
InterMune, Inc. (a)                                                61,600            1,034,880
IRIS International, Inc. (a)                                       17,500              382,550
Lifepoint Hospitals, Inc. (a) (b)                                  21,400              802,500
Matria Healthcare, Inc. (a)                                        56,150            2,176,374
Medarex, Inc. (a)                                                  99,300            1,375,305
MGI Pharma, Inc. (a)                                               40,400              693,264
Neurocrine Biosciences, Inc. (a)                                   12,000              752,760
PerkinElmer, Inc.                                                  68,200            1,606,792
Protein Design Labs, Inc. (a) (b)                                  31,000              881,020
Respironics, Inc. (a)                                              42,200            1,564,354
Sybron Dental Specialties, Inc. (a)                                26,400            1,050,984
Triad Hospitals (a) (b)                                            19,950              782,639

VCA Antech, Inc. (a)                                               28,600              806,520
Vertex Pharmaceuticals, Inc. (a) (b)                               19,100              528,497
ZymoGenetics, Inc. (a)                                             46,600              792,666
                                                                          ---------------------
                                                                                    31,124,103
                                                                          ---------------------
Industrial - 14.9%
Alaska Air Group, Inc. (a)                                         34,250            1,223,410
Bucyrus International, Inc., Class A                               25,030            1,319,081
Energy Conversion Devices, Inc. (a)                                25,100            1,022,825
FTI Consulting, Inc. (a)                                           61,560            1,689,206
Global Cash Access, Inc. (a)                                      128,460            1,874,231
Huron Consulting Group, Inc. (a)                                   59,600            1,429,804
Interline Brands, Inc. (a)                                         81,700            1,858,675
Jack Henry & Associates, Inc.                                      43,100              822,348
Kennametal, Inc.                                                   37,570            1,917,573
LECG Corp. (a)                                                     47,730              829,547
MSC Industrial Direct Co., Inc.                                    34,650            1,393,623
Pacer International, Inc.                                          68,100            1,774,686
Sourcecorp, Inc. (a)                                               33,100              793,738
Stericycle, Inc. (a)                                               13,800              812,544
Universal Truckload Services, Inc. (a)                             37,374              859,602
UTI Worldwide, Inc.                                                 8,430              782,641
Washington Group International, Inc. (a)                           32,020            1,696,099
Watson Wyatt Worldwide Inc.                                        60,520            1,688,508
                                                                          ---------------------
                                                                                    23,788,141
                                                                          ---------------------
Information Technology - 18.8%
Akamai Technologies, Inc. (a)                                      38,920              775,676
Avid Technology, Inc. (a)                                          26,100            1,429,236
BEA Systems, Inc. (a)                                             143,400            1,347,960
CACI International, Inc. (a)                                       13,910              798,156
Cymer, Inc. (a) (b)                                                39,670            1,408,682
Cypress Semiconductor Corp. (a) (b)                                67,170              957,173
Epicor Software Corp. (a)                                          62,310              880,440
Exar Corp. (a)                                                     93,200            1,166,864
F5 Networks, Inc. (a)                                              24,260            1,387,429
Filenet Corp. (a)                                                  61,400            1,587,190

Informatica Corp. (a)                                                                           115,940            1,391,280
Ingram Micro Inc., Class A (a) (b)                                                              118,950            2,370,674
Internet Security Systems (a) (b)                                                                59,000            1,236,050
JDA Software Group, Inc. (a)                                                                     52,470              892,515
ManTech International Corp., Class A (a)                                                         32,590              907,957
Marchex, Inc. (a)                                                                                42,700              960,323
Mcafee, Inc. (a)                                                                                 39,640            1,075,433
Online Resources Corp. (a)                                                                      132,200            1,460,810
PortalPlayer, Inc. (a)                                                                           35,550            1,006,776
Power Integrations, Inc. (a)                                                                     61,900            1,473,839
Progress Software Corp. (a)                                                                      20,280              575,546
SafeNet, Inc. (b) (a)                                                                            26,300              847,386
Secure Computing Corp. (b) (a)                                                                   64,790              794,325
Unica Corp. (a)                                                                                  36,130              435,367
Varian Semiconductor Equipment Associates, Inc. (a) (b)                                          15,220              668,615
Verisign, Inc. (b) (a)                                                                           53,050            1,162,856
WebEx Communications, Inc. (a)                                                                   43,600              943,068
                                                                                                        ---------------------
                                                                                                                  29,941,626
                                                                                                        ---------------------
Utilities - 2.6%
AGL Resources, Inc.                                                                              48,280            1,680,627
Atmos Energy Corp.                                                                               60,200            1,574,832
ITC Holdings Corp. (b)                                                                           31,830              894,102
                                                                                                        ---------------------
                                                                                                                   4,149,561
                                                                                                        ---------------------
TOTAL EQUITIES (Cost $103,143,800)                                                                               155,500,025
                                                                                                        ---------------------
SHORT-TERM INVESTMENTS - 6.9%
INVESTMENT OF CASH COLLATERAL - 6.9%                                            Rate         Shares
                                                                              --------------------------
BlackRock Cash Strategies L.L.C. (c) (Cost $11,065,316)                           4.13%      11,065,316           11,065,316
                                                                                                        ---------------------
TOTAL UNAFFILIATED INVESTMENTS  (Cost $141,209,116)                                                              166,565,341
                                                                                                        ---------------------

AFFILIATED INVESTMENTS - 2.6%
Dreyfus Institutional Preferred Plus Money Market (c) (d) (Cost $ 4,118,373)      4.06%                            4,118,373
                                                                                                        ---------------------
TOTAL INVESTMENTS - 107.1% (Cost $145,327,489)                                                                   170,683,714
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1%)                                                                   (11,404,310)
                                                                                                        ---------------------
NET ASSETS-100%                                                                                                $ 159,279,404
                                                                                                        =====================

Notes to Schedule of Investments:
(a)  Non-income producing security
(b)  Security, or a portion of thereof, was on loan at 12/31/05.
(c) Stated rate is the seven day yield for the fund at year end. (d) Affiliated institutional money market fund.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

             Schedule of Investments - December 31, 2005 (Unaudited)

Security                                                         Shares                 Value
-------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.7%
EQUITIES - 97.0%

Basic Materials - 3.7%
Airgas, Inc.                                                        3,900             $ 128,310
Cambrex Corp.                                                       4,400                82,588
Cleveland-Cliffs, Inc.                                              2,150               190,426
Pan American Silver Corp. (a)                                       5,470               103,000
Sigma-Aldrich Corp.                                                 3,500               221,515
                                                                          ----------------------
                                                                                        725,839
                                                                          ----------------------
Consumer Discretionary - 13.3%
California Pizza Kitchen, Inc. (a)                                  6,790               217,076
Central Garden & Pet Co. (a)                                        2,540               116,688
Claire's Stores, Inc.                                               5,590               163,340
DreamWorks Animation SKG (a)                                        4,100               100,696
Emmis Communications Corp. (a)                                     12,600               250,866
International Speedway Corp., Class A Shares                        3,500               167,650
iRobot Corporation (a) (b)                                            400                13,332
Lions Gate Entertainment Corp. (a) (b)                             35,000               268,800
Outback Steakhouse, Inc.                                            2,800               116,508
Pacific Sunware of California (a)                                   6,100               152,012
Polo Ralph Lauren Corp.                                             5,600               314,384
Thor Industries, Inc.                                               3,370               135,036
Tractor Supply Co. (a)                                              3,140               166,232
Wabtec Corp.                                                        7,960               214,124
Williams-Sonoma, Inc. (a)                                           5,500               237,325
                                                                          ----------------------
                                                                                      2,634,069
                                                                          ----------------------
Consumer Staple - 4.0%
Church & Dwight Co., Inc.                                           6,000               198,180
Hain Celestial Group, Inc. (a)                                      7,100               150,236
Herbalife Ltd.                                                      4,940               160,649
Longs Drug Stores Corp.                                             2,460                89,519
Performance Food Group Co. (a)                                      6,690               189,795
                                                                          ----------------------
                                                                                        788,379
                                                                          ----------------------
Energy - 11.6%
Alon USA Energy, Inc. (a)                                           5,550               109,058
Consol Energy, Inc.                                                 2,980               194,236
Dril-Quip, Inc. (a)                                                 2,880               135,936
ENSCO International, Inc.                                           3,700               164,095
FMC Technologies, Inc. (a)                                          2,320                99,574
Foundation Coal Holdings Inc                                        4,200               159,600
Global Industries, Ltd. (a)                                         7,900                89,665
Hydril Co. (a)                                                      2,940               184,044
Oil States International, Inc. (a)                                  5,950               188,496
Pioneer Drilling Co. (a)                                           11,000               197,230
Quicksilver Resources, Inc. (a)                                     2,500               105,025
Range Resources Corp.                                              13,600               358,224
Remington Oil & Gas Corp. (a)                                       3,000               109,500
Tidewater, Inc.                                                     4,290               190,733
                                                                          ----------------------
                                                                                      2,285,416
                                                                          ----------------------
Financial - 9.0%
Affiliated Managers Group (a)                                       2,250               180,563
Arch Capital Group Ltd. ADR (a)                                     1,900               104,025

City National Corp., Class A                                        2,280               165,163
Crescent Real Estate Equities Co. REIT                             16,400               325,048
Cullen/Frost Bankers, Inc.                                          3,500               187,880
First Community Bancorp, Inc., Class A                              2,300               125,051
First Midwest Bancorp, Inc.                                         5,850               205,101
Mercantile Bankshares Corp.                                         3,000               169,320
The Colonial BancGroup, Inc.                                        6,800               161,976
UCBH Holdings, Inc.                                                 8,200               146,616
                                                                          ----------------------
                                                                                      1,770,743
                                                                          ----------------------
Health Care - 21.8%
American Medical Systems Holdings, Inc. (a)                         8,900               158,687
Applera Corp.-Celera Genomics Group (a)                             7,300                80,008
CV Therapeutics, Inc. (a)                                           3,170                78,394
Community Health Systems, Inc. (a)                                  4,200               161,028
Cooper Cos, Inc.                                                    2,220               113,886
Covance, Inc. (a)                                                   7,600               368,980
Coventry Health Care, Inc. (a)                                      2,000               113,920
Cytyc Corp. (a)                                                     6,200               175,026
Emdeon Corp. (a)                                                   11,000                93,060
Fisher Scientific International (b)                                 3,500               216,510
IMS Health, Inc.                                                    4,300               107,156
Integra LifeSciences Holdings (a)                                   3,000               106,380
InterMune, Inc. (a)                                                 7,900               132,720
Laboratory Corp. of America Holdings (a)                            4,200               226,170
Lifepoint Hospitals, Inc. (a)                                       3,200               120,000
MGI Pharma, Inc. (a)                                                4,800                82,368
Matria Healthcare, Inc. (a)                                         6,910               267,832
Medarex, Inc. (a)                                                  12,400               171,740
Neurocrine Biosciences, Inc. (a)                                    1,400                87,822
Omnicare, Inc.                                                      3,900               223,158
PerkinElmer, Inc.                                                   8,500               200,260
Protein Design Labs, Inc. (a)                                       3,700               105,154
Respironics, Inc. (a)                                               5,200               192,764
Sybron Dental Specialties, Inc. (a)                                 5,400               214,974
Triad Hospitals (a)                                                 2,500                98,075
VCA Antech, Inc. (a)                                                3,700               104,340
Vertex Pharmaceuticals, Inc. (a)                                    2,400                66,408
Waters Corp. (a)                                                    3,500               132,300
ZymoGenetics, Inc. (a)                                              5,700                96,957
                                                                          ----------------------
                                                                                      4,296,077
                                                                          ----------------------
Industrial - 13.8%
Alaska Air Group, Inc. (a)                                          4,260               152,167
Bucyrus International, Inc., Class A                                3,140               165,478
Energy Conversion Devices, Inc. (a)                                 2,950               120,213
FTI Consulting, Inc. (a)                                            7,510               206,074
Global Cash Access, Inc. (a)                                       16,410               239,422
Jack Henry & Associates, Inc.                                       8,600               164,088
Huron Consulting Group, Inc. (a)                                    7,500               179,925
Kennametal, Inc.                                                    4,620               235,805

Landstar System                                                                                          3,240             135,238
LECG Corp. (a)                                                                                           6,280             109,146
MSC Industrial Direct Co., Inc.                                                                          4,110             165,304
Pacer International, Inc.                                                                                8,900             231,934
Stericycle, Inc. (a)                                                                                     1,800             105,984
UTI Worldwide, Inc.                                                                                      1,040              96,554
Washington Group International, Inc. (a)                                                                 3,870             204,994
Watson Wyatt Worldwide, Inc.                                                                             7,580             211,482
                                                                                                               --------------------
                                                                                                                         2,723,808
                                                                                                               --------------------
Information Technology - 17.2%
Akamai Technologies, Inc.(a)                                                                             4,670              93,073
Avid Technology, Inc. (a)                                                                                3,180             174,137
BEA Systems, Inc. (a)                                                                                   19,100             179,540
CDW Corp.                                                                                                3,500             201,495
CACI International, Inc. (a)                                                                             1,730              99,267
Cypress Semiconductor Corp. (a) (b)                                                                      8,110             115,568
Epicor Software Corp. (a)                                                                                7,790             110,073
F5 Networks, Inc. (a)                                                                                    2,950             168,711
Filenet Corp. (a)                                                                                        7,900             204,215
Informatica Corp. (a)                                                                                   14,230             170,760
Ingram Micro, Inc., Class A (a)                                                                         23,700             472,341
Internet Security Systems (a)                                                                            6,950             145,603
ManTech International Corp., Class A (a)                                                                 3,920             109,211
Marchex, Inc. (a) (b)                                                                                    5,300             119,197
Mcafee, Inc. (a)                                                                                         6,840             185,569
Novellus Systems, Inc. (a)                                                                               8,800             212,256
PortalPlayer, Inc. (a)                                                                                   4,360             123,475
SafeNet, Inc. (a)                                                                                        3,400             109,548
Varian Semiconductor Equipment Associates, Inc. (a)                                                      1,870              82,149
Verisign, Inc. (a)                                                                                       8,900             195,088
WebEx Communications, Inc. (a)                                                                           5,600             121,128
                                                                                                               --------------------
                                                                                                                         3,392,404
                                                                                                               --------------------
Utilities - 2.6%
AGL Resources, Inc.                                                                                      5,900             205,379
Atmos Energy Corp.                                                                                       7,700             201,432
ITC Holdings Corp.                                                                                       3,980             111,796
                                                                                                               --------------------
                                                                                                                           518,607
                                                                                                               --------------------
TOTAL EQUITIES (Cost $17,090,239)                                                                                       19,135,342
                                                                                                               --------------------


INVESTMENT OF CASH COLLATERAL - 2.7%                                               Rate              Shares
                                                                                 ---------        -------------
BlackRock Cash Strategies L.L.C  (c ) (Cost $524,850)                               4.13%              524,850             524,850
                                                                                                               --------------------
TOTAL UNAFFILIATED INVESTMENTS  (Cost $17,615,089)                                                                      19,660,192
                                                                                                               --------------------

AFFILIATED INVESTMENTS - 3.0%
Dreyfus Institutional Preferred Plus Money Market Fund (c) (d) (Cost $ 599,989)                        599,989             599,989
                                                                                                               --------------------

TOTAL INVESTMENTS - 102.7% (Cost $18,215,078)                                                                           20,260,181
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%)                                                                            (534,716)
                                                                                                               --------------------
NET ASSETS-100%                                                                                                       $ 19,725,465
                                                                                                               ====================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at 12/31/05.
(c)  Stated rate is the seven day yield for the fund at year end.
(d)  Affiliated institutional money market fund.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

             Schedule of Investments - December 31, 2005 (Unaudited)

---------------------------------------------------------------------------------------------------------------------
Security                                                                                 Shares          Value
---------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 97.9%
EQUITIES - 97.9%

Australia - 1.5%
Amcor Ltd.                                                                                  66,968         $ 366,834
National Australia Bank Ltd.                                                                16,532           392,782
                                                                                                   ------------------
                                                                                                             759,616
                                                                                                   ------------------
Belgium - 0.8%
Fortis                                                                                      12,940           411,807
                                                                                                   ------------------
Brazil - 1.2%
Petroleo Brasileiro SA (a)                                                                   5,270           375,593
Telecommunicacoes Brasileiras SA - ADR (a)                                                   6,080           208,848
                                                                                                   ------------------
                                                                                                             584,441
                                                                                                   ------------------
Canada - 2.9%
Canadian Imperial Bank of Commerce                                                           3,730           245,106
Petro - Canada                                                                               6,850           274,813
Quebecor World, Inc.                                                                        33,630           454,647
Sobeys, Inc.                                                                                 8,880           287,905
Torstar Corp.                                                                               10,970           208,872
                                                                                                   ------------------
                                                                                                           1,471,343
                                                                                                   ------------------
China - 0.5%
China Telecom Corp., Ltd.                                                                  709,000           260,632
                                                                                                   ------------------

Finland - 1.4%
M-real Oyj                                                                                  48,570           242,577
Nokia Oyj                                                                                   10,340           189,068
UPM-Kymmene Oyj                                                                             14,080           275,951
                                                                                                   ------------------
                                                                                                             707,596
                                                                                                   ------------------
France - 8.8%
Banque Nationale De Paris                                                                    5,550           448,952
Carrefour SA                                                                                15,750           737,776
Credit Agricole SA                                                                          13,410           422,320
France Telecom SA                                                                           25,458           632,419
Lafarge SA                                                                                   2,310           207,775
Sanofi-Synthelabo SA                                                                         6,400           560,506
Thomson                                                                                     12,570           263,316
Total SA                                                                                     3,130           786,064
Valeo SA                                                                                    10,767           400,250
                                                                                                   ------------------
                                                                                                           4,459,378
                                                                                                   ------------------

Germany - 7.8%
Allianz AG                                                                                   1,750           264,980
Deutsche Bank AG  Registered Shares                                                          4,689           454,498
Deutsche Lufthansa AG                                                                       25,340           375,174
Deutsche Post AG                                                                            31,170           755,501
Deutsche Telekom AG                                                                         22,330           372,100
E.ON AG                                                                                      2,900           299,936
Hannover Rueckversicherung AG                                                               10,280           364,140
Infineon Technologies AG (a)                                                                38,760           354,594
Medion AG                                                                                    4,450            61,619
Metro AG                                                                                     4,950           239,020
Schering AG                                                                                  1,680           112,537
Volkswagen AG                                                                                5,580           294,601
                                                                                                   ------------------
                                                                                                           3,948,700
                                                                                                   ------------------
Greece - 0.4%
Public Power Corp.                                                                           9,550           208,643
                                                                                                   ------------------

Hong Kong - 2.0%
Bank of East Asia Ltd.                                                                     135,329           409,326
Citic Pacific Ltd.                                                                          47,000           130,035
Denway Motors Ltd.                                                                         786,000           261,057
Huadian Power International Co. (a)                                                        836,000           213,505
                                                                                                   ------------------
                                                                                                           1,013,923
                                                                                                   ------------------
Hungary - 0.4%
Magyar Telekom                                                                              48,240           216,135
                                                                                                   ------------------
India -  1.5%
Hindalco Industries Ltd. 144A/Reg S GDR                                                     64,400           205,178
Mahanagar Telephone Nigam Ltd.- ADR                                                         27,050           186,645
Reliance Industries Ltd. 144A - GDR                                                          9,210           364,071
                                                                                                   ------------------
                                                                                                             755,894
                                                                                                   ------------------
Indonesia - 0.4%
PT Gudang Garam Tbk                                                                        179,980           213,629
                                                                                                   ------------------
Ireland - 1.2%
Bank of Ireland                                                                             37,390           588,539
                                                                                                   ------------------
Italy - 3.2%
Banco Popolare di Verona e Novara                                                            8,360           169,089
Benetton Group Spa                                                                          14,320           163,037
Compagnia Assicuratrice Unipol Spa                                                          26,400            73,971
Eni Spa                                                                                     19,200           532,405
Finmeccanica Spa                                                                             6,117           118,365
UniCredito Italiano Spa                                                                     81,200           559,303
                                                                                                   ------------------
                                                                                                           1,616,170
                                                                                                   ------------------
Japan - 23.2%
Aeon Co., Ltd.                                                                              11,700           297,609
Aiful Corp.                                                                                  2,620           218,815

Ajinomoto Co., Inc.                                                                         11,000           112,574
Astellas Pharma, Inc.                                                                        5,700           222,316
Canon, Inc.                                                                                  9,100           532,389
Dentsu, Inc.                                                                                   132           429,778
Fuji Heavy Industries Ltd.                                                                  28,800           156,283
Fuji Photo Film Co., Ltd.                                                                   17,200           568,764
Funao Electric Co., Ltd.                                                                     3,100           343,013
JS Group Corp.                                                                              15,400           308,157
Kao Corp.                                                                                   15,100           404,579
KDDI Corp.                                                                                     100           576,564
Kuraray Co., Ltd.                                                                           25,400           263,175
Mabuchi Motor Co., Ltd.                                                                      5,500           305,452
Matsumotokiyoshi Co., Ltd.                                                                   2,500            79,066
Minebea Co., Ltd.                                                                           32,800           174,930
Mitsubishi UFJ Financial Group, Inc.                                                            23           312,023
Murata Manufacturing Co., Ltd.                                                               2,100           134,611
Nippon Express Co., Ltd.                                                                    99,700           607,803
Nippon Paper Group, Inc.                                                                        46           184,094
Nissan Motor Co., Ltd.                                                                      57,500           582,606
Orix Corp.                                                                                     800           203,832
Ricoh Co., Ltd.                                                                             22,800           399,203
Rinnai Corp.                                                                                12,700           300,971
Rohm Co., Ltd.                                                                               5,600           609,191
Sekisui Chemical Co., Ltd.                                                                  43,000           290,945
Sekisui House Ltd.                                                                          27,000           339,732
Shin-Etsu Chemical Co., Ltd.                                                                 4,300           228,599
Shinsei Bank Ltd.                                                                           50,000           289,130
Skylark Co., Ltd.                                                                           17,100           272,579
Sohgo Security Services Co., Ltd.                                                            6,200            94,887
Sumitomo Bakelite Co., Ltd. (a)                                                             15,600           128,832
Sumitomo Chemical Co., Ltd.                                                                  8,900            61,124
Sumitomo Mitsui Financial Group                                                                 63           667,712
Takefuji Corp.                                                                               7,050           478,807
TDK Corp.                                                                                      500            34,467
The 77 Bank Ltd.                                                                            38,200           290,209
Toyoda Gosei Co., Ltd.                                                                      10,300           200,865
                                                                                                   ------------------
                                                                                                          11,705,686
                                                                                                   ------------------
Malaysia - 0.5%
Sime Darby Berhad                                                                          142,400           231,744
                                                                                                   ------------------
Mexico - 1.4%
Cemex S.A. de C.V. - ADR                                                                       555            32,928
Coca-Cola Femsa, S.A. de C.V. - ADR                                                         12,120           327,361
Telefonos de Mexico SA de CV - ADR                                                          13,460           332,193
                                                                                                   ------------------
                                                                                                             692,482
                                                                                                   ------------------
Netherlands - 4.6%
ABN Amro Holding NV                                                                         14,904           389,643
Aegon NV                                                                                    22,710           369,563
Heineken NV                                                                                 18,250           578,418
Koninklijke Philips Electronics NV                                                          16,360           508,254

VNU NV                                                                                       3,900           129,284
Wolters Kluwer NV                                                                           18,510           374,164
                                                                                                   ------------------
                                                                                                           2,349,326
                                                                                                   ------------------
Portugal - 0.6%
EDP-Energias de Portugal SA                                                                 92,020           283,155
                                                                                                   ------------------
Singapore - 1.7%
DBS Group Holdings, Ltd.                                                                    52,710           523,074
United Overseas Bank Ltd.                                                                   35,750           313,917
                                                                                                   ------------------
                                                                                                             836,991
                                                                                                   ------------------
South Africa - 1.7%
Nampak Ltd.                                                                                 82,750           221,146
Nedcor Ltd                                                                                  19,626           311,460
Sappi Ltd.                                                                                  26,230           301,833
                                                                                                   ------------------
                                                                                                             834,439
                                                                                                   ------------------
South Korea - 3.7%
Hyundai Motor Co.                                                                            3,150           304,244
Kookmin Bank - ADR                                                                           4,410           329,471
Korea Electric Power Corp.                                                                   7,380           276,915
KT Corp. - ADR                                                                              13,530           291,572
Samsung Electronics Co., Ltd.                                                                  554           362,404
SK Telecom Co., Ltd. - ADR                                                                  14,570           295,625
                                                                                                   ------------------
                                                                                                           1,860,231
                                                                                                   ------------------
Spain - 2.0%
Banco Sabadell SA                                                                            6,050           158,669
Banco Santander Central Hispano SA                                                          12,710           167,721
Endesa SA                                                                                    6,130           161,203
Gamesa Corp Tecnological                                                                     2,700            39,496
Repsol YPF SA                                                                               16,500           481,750
                                                                                                   ------------------
                                                                                                           1,008,839
                                                                                                   ------------------

Sweden - 0.7%
Svenska Cellulosa AB (SCA), Class B                                                          9,780           365,729
                                                                                                   ------------------
Switzerland - 5.6%
CIBA Specialty Chemicals AG (a)                                                              8,168           528,452
Clariant AG (a)                                                                             17,150           252,590
Lonza Group AG Registered Shares                                                             1,765           108,012
Nestle SA                                                                                    1,441           431,050
Novartis AG                                                                                  9,770           513,486
Swiss Re                                                                                     6,570           481,073
UBS AG Registered Shares                                                                     5,540           527,519
                                                                                                   ------------------
                                                                                                           2,842,182
                                                                                                   ------------------
Taiwan - 1.6%
Compal Electronics, Inc.                                                                   316,327           285,814
SinoPac Financial Holdings Co., Ltd.                                                       559,000           270,456
United Microelectronics Corp.                                                              484,408           275,030

                                                                                                   ------------------
                                                                                                             831,300
                                                                                                   ------------------
United Kingdom - 16.3%
Anglo American PLC                                                                          16,104           548,225
BAA PLC                                                                                     28,539           307,812
BAE Systems PLC                                                                             19,510           128,120
Barclays PLC                                                                                44,139           463,920
Boots Group PLC                                                                             44,755           465,775
BP PLC                                                                                      54,992           585,557
BT Group PLC                                                                                60,777           232,882
Centrica PLC                                                                               111,820           490,019
Diageo PLC                                                                                  29,256           423,998
GKN PLC                                                                                     32,037           158,717
GlaxoSmithKline PLC                                                                         27,027           682,965
HSBC Holdings PLC                                                                           22,676           363,938
Marks & Spencer Group PLC                                                                   12,905           112,106
Old Mutual PLC                                                                             100,900           285,954
Rexam PLC                                                                                    8,009            69,988
Royal Bank of Scotland Group PLC                                                            26,077           787,252
Royal Dutch Sell PLC                                                                        19,627           598,832
Sainsbury (J) PLC                                                                           42,447           230,187
Trinity Mirror PLC                                                                           5,600            55,198
Unilever PLC                                                                                46,090           457,072
Vodafone Group PLC                                                                         358,551           774,058
                                                                                                   ------------------
                                                                                                           8,222,575
                                                                                                   ------------------
United States - 0.3%
Alcan, Inc.                                                                                  3,530           144,546
                                                                                                   ------------------
TOTAL EQUITIES (Cost $46,443,197)                                                                         49,425,671

TOTAL UNAFFILIATED INVESTMENTS (Cost $46,443,197)                                                         49,425,671
                                                                                                   ------------------

AFFILIATED INVESTMENTS - 0.5%                                                             Rate
                                                                                          ----
Dreyfus Institutional Preferred Plus Money Market (b) (c) (Cost $262,674)                     4.06           262,674
                                                                                                   ------------------

TOTAL INVESTMENTS - 98.4% (Cost $46,732,337)                                                              49,688,345
OTHER ASSETS, LESS LIABILITIES - 1.6%                                                                        809,063
                                                                                                   ------------------
NET ASSETS - 100%                                                                                       $ 50,497,408
                                                                                                   ==================

Notes to Schedule of Investments:
ADR  - American Depository Receipt GDR - Global Depository Receipt
(a)  Non-income producing security
(b)  Affiliated institutional money market fund.
(c)  Stated yield is the seven day yield for the fund as of year end.

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             MELLON INSTITUTIONAL FUNDS
                                             INVESTMENT TRUST

                                             By:  /s/ STEVEN M. ANDERSON
                                                  -----------------------------
                                                  Steven M. Anderson
                                                  Treasurer

                                             Date: March 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             By:    /s/ STEVEN M. ANDERSON
                                                    ----------------------------
                                                    Steven M. Anderson
                                                    Treasurer

                                             Date:  March 1, 2006


                                             By:    /s/ PATRICK J. SHEPPARD
                                                    ----------------------------
                                                    Patrick J. Sheppard
                                                    President

                                             Date:  March 1, 2006